Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net investment income	$ 11,590	$ 11,836	$ 12,067
Realized capital gains and losses	626	2,075	694
Income from operations before income tax expense	12,216	13,911	12,761
Income tax expense	4,273	4,861	4,451
Net income	7,943	9,050	8,310
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	247	3,411	4,584
Comprehensive income	$ 8,190	$ 12,461	$ 12,894